FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Accounting Standards Codification 820, Fair Value Measurement, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
•Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
•Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in inactive markets; inputs other than quoted market prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.
Mutual funds
Mutual funds are valued at the daily closing price as reported by a nationally-recognized security exchange. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily Net Asset Value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Federal Signal Corporation common stock fund
The Federal Signal Corporation common stock fund is valued at the closing price reported on the active market on which the security is traded plus a small balance held in the Northern Trust Short-Term Investment Fund.
Common/collective trusts
Valued based on the year-end unit NAV. The NAV, as provided by the trustee, Vanguard, is used as a practical expedient to estimating fair value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust to ensure that securities liquidations will be carried out in an orderly business manner.
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$231,096,061	$—	$—	$231,096,061
Common stock fund	62,318,090	—	—	62,318,090
Total investments categorized within fair value hierarchy	$293,414,151	$—	$—	$293,414,151
Investments measured at net asset value:
Common/collective trusts*				321,638,040
Total investments at fair value				$615,052,191
The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$202,232,517	$—	$—	$202,232,517
Common stock fund	57,362,704	—	—	57,362,704
Total investments categorized within fair value hierarchy	$259,595,221	$—	$—	$259,595,221
Investments measured at net asset value:
Common/collective trusts*				274,902,054
Total investments at fair value				$534,497,275
*    These funds are measured at fair value using the net asset value per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits. The common/collective trusts provide for daily redemption by the Plan at reported NAV, provided notice is received at Vanguard before 4:00 pm Eastern time on days the market is open. Additionally, there are no unfunded commitments.